Supplement to the
Fidelity® Select Portfolios®
Energy Portfolio
April 29, 2025
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The fund has a policy of investing primarily in companies engaged in specified activities. This policy cannot be changed without a vote of the fund's shareholders. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. This policy can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.
The following information supplements information found in the "Investment Details" section under the "Fundamental Investment Policies" heading.
Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
SELNR-PSTK-0725-129 1.913321.129	July 22, 2025
Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2025
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Each fund has a policy of investing primarily in companies engaged in specified activities. For Technology Portfolio, this policy cannot be changed without a vote of the fund's shareholders, for each of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio and Tech Hardware Portfolio, this policy can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. This policy can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.
The following information supplements information found in the "Investment Details" section under the "Fundamental Investment Policies" heading.
Technology Portfolio invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
SELTEC-PSTK-0725-140 1.918659.140	July 22, 2025